Other liabilities	12 Months Ended
Mar. 31, 2021
Disclosure of Other Liabilities [Abstract]
Other liabilities
19. Other liabilities

Other liabilities consist of the following:

	As of March 31,
	2021		2020
Current
Accrued expenses	Rs.	17,821	Rs.	18,025
Employee benefits payable		5,607		4,944
Statutory dues payable		2,968		980
Deferred revenue (1)		1,052		1,242
Advance from customers		981		668
Others		2,059		3,523
	Rs.	30,488	Rs.	29,382
Non-current
Deferred revenue (1)	Rs.	1,531	Rs.	1,956
Others		812		850
	Rs.	2,343	Rs.	2,806

(1)	Refer to Note 22 for details of deferred revenue.